UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/10

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      028-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Powell
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ John A. Powell
-------------------------------------------------------------------------------
John A. Powell                Menlo Park, California          November 12, 2010
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                          -0-
Form 13F Information Table Entry Total:                     20
Form 13F Information Table Value Total:               $113,625
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 09/30/10



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

Akamai Tech Inc.       COM	   00971T101	3,513 	 70,000      SH 	Sole 		   70,000
Ancestry.com Inc.      COM	   032803108   10,015 	440,000      SH 	Sole 		  440,000
Apple Computer	       COM	   037833100	9,364 	 33,000      SH 	Sole 		   33,000
BioMarin
 Pharmaceutical Inc.   COM	   09061G101	  559 	 25,000      SH 	Sole 		   25,000
Celera Corporation     COM	   15100E106	3,370 	500,000      SH 	Sole 		  500,000
Celgene		       COM	   151020104	5,185 	 90,000      SH 	Sole 		   90,000
Comverge, Inc.	       COM	   205859101	3,144 	400,000      SH 	Sole 		  400,000
Ctrip.com
 International Ltd.    COM	   22943F100	5,969 	125,000      SH 	Sole 		  125,000
Expedia Inc.	       COM	   30212P105	8,463 	300,000      SH 	Sole 		  300,000
Genomic Health, Inc.   COM	   37244C101	3,340 	250,000      SH 	Sole 		  250,000
Gilead Sciences Inc    COM	   375558103	5,342 	150,000      SH 	Sole 		  150,000
Google Inc.	       COM	   38259P508	6,310 	 12,000      SH 	Sole 		   12,000
Human Genome	       COM	   444903108	5,065 	170,000      SH 	Sole 		  170,000
LogMeIn, Inc.	       COM	   54142L109	5,934 	165,000      SH 	Sole 		  165,000
NeuStar, Inc.
 Class A Common S      COM	   64126X201	5,718 	230,000      SH 	Sole 		  230,000
QUALCOMM Inc.	       COM	   747525103	5,866 	130,000      SH 	Sole 		  130,000
Research In
 Motion Limited	       COM	   760975102	4,869 	100,000      SH 	Sole 		  100,000
Symantec Corporation   COM	   871503108    7,585 	500,000      SH 	Sole 		  500,000
Tencent
 Holdings Ltd.         COM	   99A9PY910	8,743 	400,000      SH 	Sole 		  400,000
Teva Pharmaceuticals
 Industrie	       COM	   881624209	5,275 	100,000      SH 	 Sole 		  100,000

REPORT SUMMARY 	20	DATA RECORDS	      113,625

